Item 1. Report to Shareholders

T. ROWE PRICE NEW ERA FUND
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Certified Financials

T. ROWE PRICE NEW ERA FUND        For a share outstanding throughout each period
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

FINANCIAL HIGHLIGHTS
                      6 Months      Year
                         Ended     Ended
                       6/30/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
NET ASSET VALUE

Beginning
of period               $20.63   $22.24    $24.30    $21.80    $19.78    $25.95

Investment activities
  Net investment
  income (loss)           0.12     0.23      0.27      0.31      0.30      0.37

  Net realized and
  unrealized
  gain (loss)             1.43    (1.64)    (1.38)     3.99      3.84     (2.97)

  Total from
  investment
  activities              1.55    (1.41)    (1.11)     4.30      4.14     (2.60)

Distributions
  Net investment
  income                     -    (0.20)    (0.27)    (0.29)    (0.30)    (0.40)

  Net realized gain          -         -    (0.68)    (1.51)    (1.82)    (3.17)

Total distributions          -    (0.20)    (0.95)    (1.80)    (2.12)    (3.57)

NET ASSET VALUE
End of period          $ 22.18   $ 20.63   $ 22.24   $ 24.30   $ 21.80   $19.78
                       ---------------------------------------------------------

Ratios/Supplemental Data
Total return^            7.51%   (6.34)%   (4.35)%    20.37%    21.22%   (9.88)%

Ratio of total
expenses to
average net assets       0.74%+    0.72%     0.72%     0.72%     0.74%     0.75%

Ratio of net
investment income
(loss) to average
net assets               1.15%+    1.03%     1.11%     1.29%     1.29%     1.27%

Portfolio
turnover rate            12.5%+    11.5%     17.9%     28.5%     32.5%     23.1%

Net assets,
end of period
(in millions)           $1,037     $ 985    $1,070    $1,195    $1,082     $ 999

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW ERA FUND
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Certified Financials (Unaudited)                                   June 30, 2003

STATEMENT OF NET ASSETS                                 Shares/Par         Value
--------------------------------------------------------------------------------
                                                                In thousands

COMMON STOCKS  96.7%

CONSUMER & SERVICE  4.1%

MERCHANDISING  4.1%

Wal-Mart                                                   790,000       $42,399

Total Consumer & Service                                                  42,399


NATURAL RESOURCE-RELATED  92.6%

AGRICULTURE  0.5%

IMC Global                                                 770,000         5,167

                                                                           5,167

BUILDING & REAL ESTATE  3.8%

AMB Property, REIT                                         250,000         7,042

Archstone-Smith Trust, REIT                                220,000         5,280

Boston Properties, REIT                                    120,000         5,256

Camden Property Trust, REIT                                150,000         5,243

Catellus Development *                                     310,000         6,820

Rouse, REIT                                                260,000         9,906

                                                                          39,547

CHEMICALS  3.9%

Dow Chemical                                               420,000        13,003

DuPont                                                     215,076         8,956

Great Lakes Chemical                                       383,000         7,813

Hercules *                                                 400,000         3,960

Pall                                                       300,000         6,750

                                                                          40,482

DIVERSIFIED METALS  3.8%

Alcoa                                                      431,600        11,006

Companhia Vale do Rio Doce ADR
  (1 ADR represents 1 common share)                         24,480           726

Companhia Vale do Rio Doce ADR
  (1 ADR represents 1 preferred A share)                   160,000         4,440

Nucor                                                       72,000         3,517

Rio Tinto (GBP)                                            800,000        15,075

Teck (CAD)                                                 545,300         4,444

                                                                          39,208

DIVERSIFIED RESOURCES  8.9%

Agrium                                                  $1,475,000      $ 16,166

Arch Coal                                                  570,000        13,099

Burlington Northern Santa Fe                               200,000         5,688

Cleveland-Cliffs *                                         280,000         4,998

Delta Pine & Land                                          400,000         8,792

Massey                                                     261,000         3,432

Peabody Energy                                             150,000         5,038

Penn Virginia                                              170,000         7,310

Potash Corp./Saskatchewan                                  340,000        21,760

Waste Management                                           250,000         6,022

                                                                          92,305


FOREST PRODUCTS  6.3%

Bowater                                                    279,000        10,449

International Paper                                        205,000         7,325

Kimberly-Clark                                             130,000         6,778

MeadWestvaco                                               150,000         3,705

Packaging Corp of America *                                567,800        10,465

Potlatch                                                   531,700        13,691

Smurfit-Stone Container *                                  614,465         8,006

Weyerhaeuser                                                92,000         4,968

                                                                          65,387

GAS TRANSMISSION & DISTRIBUTION  0.4%

Gazprom ADR, 144A                                          238,200         4,466

                                                                           4,466

INTEGRATED PETROLEUM-DOMESTIC  9.6%

Amerada Hess                                               340,000        16,721

ConocoPhillips                                             187,080        10,252

Kerr-McGee                                                 170,000         7,616

Marathon Oil                                               840,000        22,134

Murphy Oil                                                 540,000        28,404

Occidental Petroleum                                       100,000         3,355

Unocal                                                     402,300        11,542

                                                                         100,024

INTEGRATED PETROLEUM-INTERNATIONAL  14.6%

BP ADR                                                     575,000        24,162

ChevronTexaco                                              400,500        28,916

Exxon Mobil                                              1,020,000        36,628

Lukoil ADR                                                  80,000         6,320

Royal Dutch Petroleum ADS                                  548,000      $ 25,548

TotalFinaElf ADR                                           346,148        26,238

YUKOS ADR                                                   60,000         3,345

                                                                         151,157

MISCELLANEOUS  0.5%

Ryder System                                               220,000         5,636

                                                                           5,636

NON-FERROUS METALS  5.2%

Bougainville Copper (AUD) *                                444,877            36

Inco *                                                     654,000        13,826

Norilsk Nickel ADR                                         364,000        12,626

Phelps Dodge *                                             702,300        26,926

                                                                          53,414

OIL & GAS DRILLING  3.2%

Diamond Offshore Drilling                                  350,000         7,347

GlobalSantaFe                                              160,000         3,734

Helmerich & Payne                                           40,000         1,168

Key Energy Services *                                      500,000         5,360

Nabors Industries *                                        150,000         5,933

Noble Drilling *                                           160,000         5,488

Transocean *                                               200,000         4,394

                                                                          33,424

OIL & GAS EQUIPMENT & SERVICES  15.1%

Baker Hughes                                               716,000        24,036

BJ Services *                                              588,400        21,983

Cooper Cameron *                                           321,800        16,212

FMC Technologies *                                         245,000         5,157

Halliburton                                                150,000         3,450

Hydril *                                                   510,100        13,900

Schlumberger                                               603,000        28,685

Smith International *                                      522,000        19,178

Technip Coflexip ADR                                        97,632         2,133

Tidewater                                                  265,000         7,783

W-H Energy Services *                                      683,500        13,315

                                                                         155,832

PETROLEUM EXPLORATION & PRODUCTION  11.7%

Anadarko Petroleum                                         300,000        13,341

BG Group (GBP)                                           2,300,000        10,207

Burlington Resources                                       200,000        10,814

Canadian Natural Resources (CAD)                           140,000    $    5,587

Devon Energy                                               650,259        34,724

Encore Aquisition *                                        384,100         7,356

EOG Resources                                              350,000        14,644

Forest Oil *                                                65,000         1,633

Newfield Exploration *                                      50,000         1,877

Nexen                                                      200,000         5,060

Noble Energy                                                70,000         2,646

Pioneer Natural Resources *                                100,000         2,610

Westport Resources *                                       260,000         5,915

XTO Energy                                                 266,666         5,363

                                                                         121,777

PRECIOUS METALS  4.6%

Barrick Gold                                               542,033         9,703

Lihir Gold (AUD)                                         4,628,000         4,040

Newmont Mining                                             741,509        24,069

Placer Dome                                                776,950         9,533

                                                                          47,345

REFINING & MARKETING  0.5%

Premcor *                                                  220,000         4,741

                                                                           4,741


Total Natural Resource-Related                                           959,912

Total Miscellaneous Common Stock 0.0%                                        505

Total Common Stocks (Cost  $664,363)                                   1,002,816

CONVERTIBLE PREFERRED STOCKS  0.0%

Western Water, Series C *^                                   2,259            29

Total Convertible Preferred Stocks (Cost  $2,000)                             29

CORPORATE BONDS  0.3%

Potlatch, 10.00%, 7/15/11                                2,700,000         2,997

Total Corporate Bonds (Cost  $2,700)                                       2,997

SHORT-TERM INVESTMENTS  3.2%

Money Market Fund  3.2%

T. Rowe Price Reserve Investment Fund, 1.16% #          32,716,368   $   32,716

Total Short-Term Investments (Cost  $32,716)                             32,716


Total Investments in Securities

100.2% of Net Assets (Cost $701,779)                                 $1,038,558

Other Assets Less Liabilities                                            (1,746)

NET ASSETS                                                           $1,036,812
                                                                     ----------

Net Assets Consist of:

Undistributed net investment income (loss)                           $    6,887

Undistributed net realized gain (loss)                                  (33,316)

Net unrealized gain (loss)                                              336,779

Paid-in-capital applicable to 46,746,248
shares of $1.00 par value capital stock outstanding;
200,000,000 shares authorized                                           726,462

 NET ASSETS                                                          $1,036,812
                                                                     ----------

 NET ASSET VALUE PER SHARE                                           $    22.18
                                                                     ----------

     #    Seven-day yield
     *    Non-income producing
     ^    Security valued by the Fund's Board of Directors
     144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total of such securities at period-end amounts to $4,466,000 and represents 0.4% of net assets
     ADR  American Depository Receipts
     ADS  American Depository Shares
     AUD  Australian dollar
     CAD  Canadian dollar
     GBP  British pound
     REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW ERA FUND
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Certified Financials (Unaudited)

STATEMENT OF OPERATIONS
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In thousands

                                                                        6 Months
                                                                           Ended
                                                                         6/30/03
Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $479)                              $  8,766

  Income distributions from mutual funds                                    192

  Interest                                                                  187

  Total income                                                            9,145

Expenses

  Investment management                                                   2,776

  Shareholder servicing                                                     657

  Custody and accounting                                                     69

  Prospectus and shareholder reports                                         37

  Registration                                                               28

  Legal and audit                                                            11

  Directors                                                                   5

  Total expenses                                                          3,583

  Expenses paid indirectly                                                  (13)

  Net expenses                                                            3,570

Net investment income (loss)                                              5,575

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                            (31,891)

  Foreign currency transactions                                             (20)

  Net realized gain (loss)                                              (31,911)

Change in net unrealized gain (loss) on securities                       98,598

Net realized and unrealized gain (loss)                                  66,687

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                 $ 72,262
                                                                       --------


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW ERA FUND
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Certified Financials (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
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In thousands
                                                         6 Months           Year
                                                            Ended          Ended
                                                          6/30/03       12/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                        $    5,575     $   10,795

  Net realized gain (loss)                               (31,911)         5,000

  Change in net unrealized gain (loss)                    98,598        (85,032)

  Increase (decrease) in net
  assets from operations                                  72,262        (69,237)

Distributions to shareholders

  Net investment income                                        -         (9,483)

  Capital share transactions *

  Shares sold                                             43,668        148,715

  Distributions reinvested                                     -          8,330

  Shares redeemed                                        (63,883)      (163,797)

  Increase (decrease) in net assets from capital
  share transactions                                     (20,215)        (6,752)


Net Assets

Increase (decrease) during period                         52,047        (85,472)

Beginning of period                                      984,765      1,070,237

End of period                                         $1,036,812     $  984,765
                                                      --------------------------

*Share information

  Shares sold                                              2,102          6,726

  Distributions reinvested                                     -            405

  Shares redeemed                                         (3,090)        (7,521)

  Increase (decrease) in shares outstanding                 (988)          (390)


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW ERA FUND
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Certified Financials (Unaudited)                                   June 30, 2003

NOTES TO FINANCIAL STATEMENTS
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NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price New Era Fund, Inc.(the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on January 20, 1969. The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected non-resource growth companies.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts
     Premiums and discounts on debt securities are amortized for financial reporting purposes.

     Expenses Paid Indirectly
     Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $13,000 and $0 respectively, for the six months ended June 30, 2003.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

     Purchases and sales of portfolio securities, other than short-term securities, aggregated $59,541,000 and $87,314,000, respectively, for the six months ended June 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

     At June 30, 2003, the cost of investments for federal income tax purposes was $701,779,000. Net unrealized gain aggregated $336,779,000 at period-end, of which $355,441,000 related to appreciated investments and $18,662,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

     The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

NOTE 5 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $492,000.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $471,000 for the six months ended June 30, 2003, of which $86,000 was payable at period-end.

     The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2003, the fund was allocated $58,000 of Spectrum Funds' expenses, of which $42,000 related to services provided by Price and $5,000 was payable at period-end. At June 30, 2003, approximately 4.4% of the outstanding shares of the fund were held by the Spectrum Funds.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $192,000.

Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Era Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 13, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 13, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 12, 2003